Patents (Schedule of patents) (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	$ 3,877	$ 11,877
Additions	(3,877)	(8,000)
Disposals	0	0
Patents, end of period	0	3,877
Cost [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	681,288	681,288
Additions	0	0
Disposals	0	0
Patents, end of period	681,288	681,288
Accumulated amortization [Member]
Disclosure Of Information About Patents [Line Items]
Patents, beginning of period	(677,411)	(669,411)
Additions	3,877	8,000
Disposals	0	0
Patents, end of period	$ (681,288)	$ (677,411)